SCHEDULE OF RECONCILIATION OF FINANCIAL INFORMATION IN INVESTMENT (Details)		12 Months Ended
	Dec. 18, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2025 SGD ($)	Dec. 22, 2025 SGD ($)	Dec. 31, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Group's equity interest			20.00%
Carrying value			$ 220,950			$ 195,073
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Adjusted net assets			$ 1,104,749
Group's equity interest	20.00%		20.00%
Group share of net assets			$ 220,950
Carrying value			$ 220,950		$ 223,204